Financial Risk Management (Details) - Schedule of Movement of Allowance for Trade Receivables	12 Months Ended
Mar. 31, 2023 USD ($)
Schedule of Movement of Allowance for Trade Receivables [Abstract]
Acquired in business combination	$ 190,549
Gain recognised/(reversed) during the year	(120,544)
Exchange gain	12,174
As at March 31, 2023	$ 57,831